CONVERTIBLE DEBENTURES PAYABLE (Details 1) - USD ($)	Sep. 30, 2021	Dec. 01, 2020	Sep. 30, 2020
Net Carrying Value Long Term - related party	$ 1,619,398		$ 1,239,677
Net Carrying Value Long Term - nonrelated parties	1,243,115		177,799
Related Party Convertible Debentures
Current - related parties	530,226
Net Carrying Value Long Term - related party	2,458,193
Unpaid Principal Balance - related parties	5,065,582
$3,000,000 Convertible Debenture Amended October 23, 2020
Convertible debenture	3,000,000		3,000,000
Current - related parties	530,226
Net Carrying Value Long Term - related party	876,256
Unpaid Principal Balance - related parties	$ 2,715,582
Percentage of cash interest	10.00%
Interest rate	10.00%
$750,000 convertible debenture, December 1, 2020
Convertible debenture	$ 750,000
Net Carrying Value Long Term - related party	536,508
Unpaid Principal Balance - related parties	$ 750,000
Percentage of cash interest	4.00%
$800,000 convertible debenture, April 1, 2021
Convertible debenture	$ 800,000
Net Carrying Value Long Term - related party	534,114
Unpaid Principal Balance - related parties	$ 800,000
Percentage of cash interest	4.00%
$400,000 convertible debenture, May 1, 2021
Convertible debenture	$ 400,000
Net Carrying Value Long Term - related party	259,246
Unpaid Principal Balance - related parties	$ 400,000
Percentage of cash interest	4.00%
$400,000 convertible debenture, June 2, 2021
Convertible debenture	$ 400,000
Net Carrying Value Long Term - related party	252,070
Unpaid Principal Balance - related parties	$ 400,000
Percentage of cash interest	4.00%
Convertible Debentures [Member]
Net Carrying Value Long Term - nonrelated parties	$ 404,320
Unpaid Principal Balance - nonrelated parties	600,000
$287,000 convertible debenture amended October 22, 2020
Convertible debenture	$ 287,000		287,000
Percentage of cash interest	10.00%
$400,000 convertible debenture converted January 8, 2021
Convertible debenture	$ 400,000
Percentage of cash interest	11.00%
$350,000 convertible debenture, January 12, 2021
Convertible debenture	$ 350,000
Net Carrying Value Long Term - nonrelated parties	243,579
Unpaid Principal Balance - nonrelated parties	$ 350,000
Percentage of cash interest	4.00%
$250,000 convertible debenture, May 21, 2021
Convertible debenture	$ 250,000
Net Carrying Value Long Term - nonrelated parties	160,741
Unpaid Principal Balance - nonrelated parties	$ 250,000
Percentage of cash interest	4.00%
$400,000 convertible debenture amended August 20, 2019
Convertible debenture			$ 400,000
Convertible Debentures Due on due December 1, 2022 [Member]
Percentage of cash interest		4.00%
Secured Convertible Debenture [Member]
Interest rate			11.00%
Debentures Subject to Mandatory Redemption [Member] | $750,000 convertible debenture, December 1, 2020
Convertible debenture	$ 750,000
Debentures Subject to Mandatory Redemption [Member] | $800,000 convertible debenture, April 1, 2021
Convertible debenture	800,000
Debentures Subject to Mandatory Redemption [Member] | $400,000 convertible debenture, May 1, 2021
Convertible debenture	400,000
Debentures Subject to Mandatory Redemption [Member] | $287,000 convertible debenture amended October 22, 2020
Convertible debenture	287,000
Debentures Subject to Mandatory Redemption [Member] | $350,000 convertible debenture, January 12, 2021
Convertible debenture	350,000
Debentures Subject to Mandatory Redemption [Member] | $250,000 convertible debenture, May 21, 2021
Convertible debenture	$ 250,000